EMPLOYEE BENEFIT PLANS - Net Periodic Benefit Cost, Change in Benefit Obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	$ 0	$ 8	$ 9
Interest cost	6	93	107
Expected return on assets	(5)	(159)	(155)
Actuarial (gain) loss	1	1	1
Net amortization	0	110	111
Net Periodic Pension Expense	$ 2	$ 53	$ 73